INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Current and non-current income tax assets	$ 43	$ 63
Non-recognized losses	8,419	8,496
Deferred tax liabilities	41	27
Recognized losses	309	473
Pillar Two Tax
Income taxes
Recognized losses	8,728
Unused tax credits for Pillar Two Tax	420
Luxembourg
Income taxes
Non-recognized losses	6,630	6,932
Netherlands
Income taxes
Non-recognized losses	1,424	1,456
Pakistan, Uzbekistan and Kazakhstan
Income taxes
Deferred tax liabilities	18	19
Foreign subsidiaries outside Netherlands
Income taxes
Undistributed earnings of VEON's foreign subsidiaries	7,238	6,422
Pakistan Mobile Communications Limited
Income taxes
Estimated financial effect of contingent liabilities	$ 51	$ 155